SEGMENTED INFORMATION (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
OPERATING SEGMENT RESULTS
Gold revenues			$ 434.4	$ 368.2
Copper revenues			187.3	226.1
Silver revenues			8.9	10.2
Total revenues			630.6	604.5
Operating expenses			371.9	325.4
Depreciation and depletion			240.6	239.9
Revenue less cost of goods sold			18.1	39.2
Corporate administration			17.6	23.2
Corporate restructuring	[1]		1.1	4.1
Share-based payment expenses			1.7	0.7
Asset Impairment		$ 671.1	0.0	1,054.8
Exploration and business development			5.6	3.0
(Loss) income from operations			(7.9)	(1,046.6)
Rainy River
OPERATING SEGMENT RESULTS
Gold revenues			354.2	270.6
Copper revenues			0.0	0.0
Silver revenues			4.7	3.8
Total revenues			358.9	274.4
Operating expenses			258.4	179.9
Depreciation and depletion			93.9	78.3
Revenue less cost of goods sold			6.6	16.2
Corporate administration			0.0	0.0
Corporate restructuring			0.0	0.0
Share-based payment expenses			0.0	0.0
Asset Impairment				836.6
Exploration and business development			1.4	0.5
(Loss) income from operations			5.2	(820.9)
New Afton
OPERATING SEGMENT RESULTS
Gold revenues			80.2	83.8
Copper revenues			187.3	226.1
Silver revenues			4.2	4.2
Total revenues			271.7	314.1
Operating expenses			113.5	104.3
Depreciation and depletion			146.7	158.2
Revenue less cost of goods sold			11.5	51.6
Corporate administration			0.0	0.0
Corporate restructuring			0.0	0.0
Share-based payment expenses			0.0	0.0
Asset Impairment				0.0
Exploration and business development			3.1	0.5
(Loss) income from operations			8.4	51.1
Corporate
OPERATING SEGMENT RESULTS
Gold revenues			0.0	0.0
Copper revenues			0.0	0.0
Silver revenues			0.0	0.0
Total revenues			0.0	0.0
Operating expenses			0.0	0.0
Depreciation and depletion			0.0	0.0
Revenue less cost of goods sold			0.0	0.0
Corporate administration			17.6	23.2
Corporate restructuring			1.1	4.1
Share-based payment expenses			1.7	0.7
Asset Impairment				0.0
Exploration and business development			1.1	1.9
(Loss) income from operations			(21.5)	(29.9)
Other segment [Member]
OPERATING SEGMENT RESULTS
Gold revenues			0.0	13.8
Copper revenues			0.0	0.0
Silver revenues			0.0	2.2
Total revenues			0.0	16.0
Operating expenses			0.0	41.2
Depreciation and depletion			0.0	3.4
Revenue less cost of goods sold			0.0	(28.6)
Corporate administration			0.0	0.0
Corporate restructuring			0.0	0.0
Share-based payment expenses			0.0	0.0
Asset Impairment				218.2
Exploration and business development			0.0	0.1
(Loss) income from operations			$ 0.0	$ (246.9)

[1]	During 2019 and 2018, the Company recognized restructuring charges of $1.1 million and $4.1million respectively related to severance and other termination benefits.